Long-Term Liabilities	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Long-Term Liabilities
11.	LONG-TERM LIABILITIES

	December 31, 2022	December 31, 2021

	$	$

Current portion of long-term liabilities

Accrued interest	2,075	305

Other liabilities	1,030	604

	3,105	909

Long-term liabilities

Limited Recourse Loan Facility	-	27,915

	-	27,915

	3,105	28,824
Limited Recourse Loan Facility
In October 2018, Ganfeng provided Lithium Americas with a $100,000 unsecured, limited recourse, subordinated loan facility (the “Limited Recourse Loan Facility”) bearing an interest rate of
6-month
LIBOR plus 5.5% (subject to an aggregate maximum interest rate of 10% per annum). The loan facility is repayable in an amount of 50% of Minera Exar’s Free Cash Flows (as defined in the credit facility agreement).
In Q1 2022, the Limited Recourse Loan Facility balance
of $25,000

and accumulated interest were repaid
and cannot be reborrowed as per the terms of the facility
.
The remaining undrawn available balance under the facility is $75,000.